Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Future Payments due Under Operating Leases

The following future payments due under operating leases for the fiscal period ending March 31:

2026	$256,812
2027	190,454
2028	198,084
2029	205,999
Thereafter	141,427
Total lease payments	992,776
Imputed Interest	(157,288)
$835,488